AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

Portfolio of Investments

January 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.8%
Real Estate – 95.4%
Diversified Real Estate Activities – 6.4%
City Developments Ltd.	187,200	$1,188,126
Daito Trust Construction Co., Ltd.	7,500	741,139
Mitsui Fudosan Co., Ltd.(a)	314,300	5,891,127
Sun Hung Kai Properties Ltd.	277,000	3,928,309
Tokyu Fudosan Holdings Corp.	147,400	747,942

		12,496,643

Diversified REITs – 5.6%
Alexander & Baldwin, Inc.	56,250	1,126,125
Armada Hoffler Properties, Inc.	156,470	1,984,040
Charter Hall Long Wale REIT	379,990	1,229,732
Essential Properties Realty Trust, Inc.	93,260	2,376,265
ICADE	30,620	1,454,456
Merlin Properties Socimi SA	163,500	1,597,832
United Urban Investment Corp.	1,012	1,151,556

		10,920,006

Health Care REITs – 5.9%
Cofinimmo SA	7,860	714,939
Medical Properties Trust, Inc.(a)	178,400	2,310,280
Physicians Realty Trust	42,520	674,367
Ventas, Inc.	80,620	4,176,922
Welltower, Inc.	47,430	3,559,147

		11,435,655

Hotel & Resort REITs – 2.8%
Invincible Investment Corp.	5,767	2,459,460
Park Hotels & Resorts, Inc.	112,110	1,649,138
RLJ Lodging Trust	116,230	1,461,011

		5,569,609

Industrial REITs – 17.1%
Americold Realty Trust, Inc.(a)	81,606	2,563,244
CapitaLand Ascendas REIT	530,600	1,167,654
Centuria Industrial REIT(a)	560,120	1,331,789
Dream Industrial Real Estate Investment Trust	197,227	2,075,215
GLP J-Reit(a)	586	663,095
Mapletree Logistics Trust	818,425	1,058,053
Mitsui Fudosan Logistics Park, Inc.(a)	324	1,130,781
Plymouth Industrial REIT, Inc.	47,548	1,064,124
Prologis, Inc.	103,872	13,428,572
Rexford Industrial Realty, Inc.	43,380	2,753,329
Segro PLC	330,375	3,400,745
STAG Industrial, Inc.	79,340	2,824,504

		33,461,105

Office REITs – 4.8%
Alexandria Real Estate Equities, Inc.	6,480	1,041,595
City Office REIT, Inc.	167,120	1,644,461
Cousins Properties, Inc.	83,072	2,277,834
Daiwa Office Investment Corp.	416	1,958,945
Derwent London PLC	40,070	1,278,222
Kenedix Office Investment Corp.	466	1,107,012

		9,308,069

Company	Shares	U.S. $ Value

Real Estate Development – 0.9%
CK Asset Holdings Ltd.	204,500	$1,307,473
Instone Real Estate Group SE(b)	51,368	524,169

		1,831,642

Real Estate Operating Companies – 6.5%
Azrieli Group Ltd.	9,160	590,019
CA Immobilien Anlagen AG	34,550	1,077,556
Capitaland Investment Ltd./Singapore(a)	342,000	1,036,127
CTP NV(b)	126,807	1,831,457
Hongkong Land Holdings Ltd.(a)	94,300	461,011
Hulic Co., Ltd.(a)	108,600	892,669
Shurgard Self Storage SA	15,250	735,876
TAG Immobilien AG	60,703	519,851
Vonovia SE	116,062	3,278,508
Wihlborgs Fastigheter AB	277,990	2,288,725

		12,711,799

Real Estate Services – 0.5%
Unibail-Rodamco-Westfield(c)	13,750	884,492

Residential REITs – 14.6%
American Homes 4 Rent - Class A	90,840	3,114,904
Equity LifeStyle Properties, Inc.	30,000	2,153,400
Equity Residential	77,560	4,936,694
Essex Property Trust, Inc.	17,540	3,965,268
Invitation Homes, Inc.	67,110	2,181,075
Kenedix Residential Next Investment Corp.(a)	409	609,600
Killam Apartment Real Estate Investment Trust	174,810	2,417,424
Sun Communities, Inc.	29,808	4,675,683
UDR, Inc.	82,230	3,502,176
UNITE Group PLC (The)	79,700	981,834

		28,538,058

Retail REITs – 14.6%
AEON REIT Investment Corp.(a)	1,151	1,272,121
Brixmor Property Group, Inc.	99,460	2,340,294
CapitaLand Integrated Commercial Trust(a)	1,303,284	2,132,346
Crombie Real Estate Investment Trust	78,340	972,663
Frasers Centrepoint Trust	341,900	579,654
Japan Metropolitan Fund Invest(a)	943	729,018
Kite Realty Group Trust	92,390	2,004,863
Link REIT	356,446	2,853,122
Mercialys SA	65,269	724,865
NETSTREIT Corp.	93,889	1,889,986
Phillips Edison & Co., Inc.	62,490	2,094,665
Realty Income Corp.	28,960	1,964,357
Region Re Ltd.	431,260	827,542
Simon Property Group, Inc.	19,000	2,440,740
SITE Centers Corp.	189,030	2,580,259
Spirit Realty Capital, Inc.	59,070	2,591,992
Waypoint REIT Ltd.	251,680	496,955

		28,495,442

Company	Shares	U.S. $ Value

Specialized REITs – 15.7%
CubeSmart	73,660	$3,372,891
Digital Realty Trust, Inc.	12,610	1,445,358
Equinix, Inc.	12,880	9,507,115
National Storage Affiliates Trust	58,510	2,387,208
Public Storage	24,110	7,337,638
Safestore Holdings PLC	127,731	1,590,467
VICI Properties, Inc.	146,340	5,001,901

		30,642,578

		186,295,098

Transportation – 1.2%
Highways & Railtracks – 1.2%
Transurban Group(a)	236,720	2,320,835

Telecommunication Services – 1.0%
Integrated Telecommunication Services – 1.0%
Cellnex Telecom SA(b) (c)	20,460	801,786
Infrastrutture Wireless Italiane SpA(b)	95,630	1,047,988

		1,849,774

Utilities – 0.7%
Gas Utilities – 0.7%
APA Group(a)	171,200	1,281,245

Consumer Durables & Apparel – 0.6%
Homebuilding – 0.6%
PulteGroup, Inc.	20,620	1,173,072

Consumer Services – 0.5%
Hotels, Resorts & Cruise Lines – 0.5%
Hyatt Hotels Corp. - Class A(c)	9,650	1,053,008

Materials – 0.4%
Construction Materials – 0.4%
GCC SAB de CV	93,980	745,931

Total Common Stocks (cost $185,167,550)		194,718,963

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(d) (e) (f) (cost $273,497)	273,497	273,497

Total Investments – 99.9% (cost $185,441,047)(g)		194,992,460
Other assets less liabilities – 0.1%		220,360

Net Assets – 100.0%		$195,212,820

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	543	SEK	5,694	02/03/2023	$1,195
Bank of America, NA	USD	535	JPY	70,719	02/09/2023	8,669
Bank of America, NA	USD	1,591	CHF	1,474	03/01/2023	23,587
Citibank, NA	JPY	77,439	USD	587	02/09/2023	(8,551)
Citibank, NA	USD	1,114	JPY	153,858	02/09/2023	69,383
Goldman Sachs Bank USA	JPY	83,115	USD	650	02/09/2023	10,516
Morgan Stanley & Co., Inc.	NZD	1,101	USD	711	02/02/2023	(605)
Morgan Stanley & Co., Inc.	USD	679	NZD	1,101	02/02/2023	32,581
Morgan Stanley & Co., Inc.	USD	711	NZD	1,101	04/20/2023	588
Natwest Markets PLC	USD	568	NOK	5,652	02/03/2023	(2,025)
State Street Bank & Trust Co.	USD	544	SEK	5,804	02/03/2023	11,143
State Street Bank & Trust Co.	JPY	63,118	USD	481	02/09/2023	(4,659)
State Street Bank & Trust Co.	USD	508	JPY	66,846	02/09/2023	5,794
State Street Bank & Trust Co.	USD	599	JPY	77,374	02/09/2023	(3,656)
State Street Bank & Trust Co.	EUR	353	USD	386	02/27/2023	1,586
State Street Bank & Trust Co.	EUR	549	USD	580	02/27/2023	(17,601)
State Street Bank & Trust Co.	CHF	406	USD	444	03/01/2023	(1,045)
State Street Bank & Trust Co.	SGD	609	USD	453	03/02/2023	(10,824)
State Street Bank & Trust Co.	USD	450	SGD	609	03/02/2023	13,500
State Street Bank & Trust Co.	MXN	6,716	USD	353	03/16/2023	(868)
State Street Bank & Trust Co.	USD	612	CAD	820	03/30/2023	4,067
State Street Bank & Trust Co.	AUD	664	USD	463	04/13/2023	(7,028)
State Street Bank & Trust Co.	USD	890	AUD	1,250	04/13/2023	(5,493)
UBS AG	JPY	67,751	USD	499	02/09/2023	(21,499)
UBS AG	EUR	3,528	USD	3,724	02/27/2023	(117,500)

						$(18,745)

(a)	Represents entire or partial securities out on loan.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2023, the aggregate market value of these securities amounted to $4,205,400 or 2.2% of net assets.

(c)	Non-income producing security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of January 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,696,723 and gross unrealized depreciation of investments was $(12,164,055), resulting in net unrealized appreciation of $9,532,668.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
JPY – Japanese Yen
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar

Glossary:
REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

January 31, 2023 (unaudited)

61.9%	United States
9.9%	Japan
4.4%	Hong Kong
3.8%	Australia
3.7%	United Kingdom
3.7%	Singapore
2.8%	Canada
2.2%	Germany
1.6%	France
1.2%	Spain
1.2%	Sweden
0.9%	Netherlands
0.8%	Belgium
1.8%	Other
0.1%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Austria, Israel, Italy and Mexico.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

January 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Real Estate	$124,753,219	$61,541,879		$—	$186,295,098
Transportation	—	2,320,835		—	2,320,835
Telecommunication Services	—	1,849,774		—	1,849,774
Utilities	—	1,281,245		—	1,281,245
Consumer Durables & Apparel	1,173,072	—		—	1,173,072
Consumer Services	1,053,008	—		—	1,053,008
Materials	745,931	—		—	745,931
Short-Term Investments	273,497	—		—	273,497

Total Investments in Securities	127,998,727	66,993,733	(a)	—	194,992,460
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	182,609		—	182,609
Liabilities:
Forward Currency Exchange Contracts	—	(201,354)		—	(201,354)

Total	$127,998,727	$66,974,988		$—	$194,973,715

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$207	$9,927	$9,861	$273	$7
Government Money Market Portfolio*	614	3,143	3,757	0	3
Total	$821	$13,070	$13,618	$273	$10

*	Investments of cash collateral for securities lending transactions.